SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	4	4
Number of reportable segments	4	4